Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Mar. 31, 2020 USD ($) director shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Apr. 01, 2019 USD ($)	Apr. 01, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, net		$ 166.7	$ 174.4
Goodwill		$ 196.9	201.1	$ 4.9
Ownership interest rate percentage (as percent)		100.00%
Cumulative effect of new accounting principle in period of adoption					$ 0.2	$ 1,160.3
Equity awards vested percentage after first year		25.00%
Equity awards vested percentage after second year		25.00%
Equity awards vested percentage after third year		50.00%
Reported free cash flow percentage		35.00%
Operating lease right-of-use-assets		$ 40.5	0.0
Operating lease liability		$ 55.7
Understatement of Cash Flows from Operating Activities
Summary Of Significant Accounting Policies [Line Items]
Payments to AICF	$ 8.0
Reported Free Cash Flow
Summary Of Significant Accounting Policies [Line Items]
Payments to AICF	$ 100.9
Understatement of Net Cash Used in Investing and Operating Activities
Summary Of Significant Accounting Policies [Line Items]
Amount of error			$ 16.4	$ 6.5
Accounting Standards Update 2016-02
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of new accounting principle in period of adoption					0.2
Operating lease right-of-use-assets					79.7
Operating lease liability					$ 82.0
Restricted Stock Units (RSUs) [Member]
Summary Of Significant Accounting Policies [Line Items]
Potential diluted common shares outstanding | shares		0	0	0
Contingent Shares Not Expected To Vest [Member]
Summary Of Significant Accounting Policies [Line Items]
Potential diluted common shares outstanding | shares		1,500,000	2,200,000	1,600,000
AICF Funding
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)		0.00%
AICF Funding
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by Company | director		3
AICF Funding | New South Wales, Australia [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by NSW government | director		2
Minimum
Summary Of Significant Accounting Policies [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		2 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		13 years